Balance Sheet - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 22, 2020
Current assets
Cash	$ 772,121
TOTAL ASSETS	84,042,966
Current liabilities
Accounts payable	71,469		$ 3,272	$ 1,470
TOTAL LIABILITIES	71,469		3,272	1,470
STOCKHOLDERS' EQUITY
Common stock, $0.0001 par value; 5,000,000 shares authorized; 0 and 0 issued and outstanding, respectively	211
Additional paid-in capital	887,401
Accumulated deficit	87,234		(3,272)	(1,470)
Total Stockholders' Equity (Deficit)	974,846	$ 1,069,978	$ (3,272)	$ (1,470)	$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 84,042,966